Events after reporting period	12 Months Ended
Dec. 31, 2020
Events After Reporting Period [Abstract]
Events after the reporting date	Events after the reporting dateThe Company has evaluated its subsequent events through March 18, 2021, the date the financial statements were available to be issued, and has concluded that there are no subsequent events requiring disclosure in the financial statements other than those described below.As the Company continues to grow its operations, prepares for product commercialization and further develops its pipeline, it is looking to expand its facilities. During the first quarter of 2021, the Company entered into a new lease agreement with a ten-year term commencing in January 2021 for space in the iHub building on the Imperial University college campus in White City, West London. The primary function of the new facility, which consists of approximately 1,100m2, will be R&D. Pursuant to the terms of the agreement, the aggregate minimum lease payments for the first five years are fixed at which point the parties agree to perform an open market review, subject to a minimum and maximum rent escalation of 2% and 4%, respectively. Alternatively, the Company has the contractual right to exit the lease upon the fifth anniversary of lease commencement. The aggregate minimum lease payments over the first five years is approximately USD 2.4 million.